Financial Instruments (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) Investment	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) Entity	Dec. 31, 2025 USD ($) Investment shares	Nov. 13, 2025 USD ($)	Sep. 09, 2025 USD ($) shares	Jul. 25, 2025 USD ($)	Jul. 24, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($) shares	Aug. 02, 2024 USD ($)	Jan. 14, 2022 USD ($) shares	Jan. 14, 2022 CAD ($) shares	May 11, 2021 USD ($)	Dec. 29, 2020 USD ($)
Financial Instruments [Line Items]
Current assets	$ 482,885,431			$ 667,317,486
Current liabilities	$ 430,645,145			$ 672,461,715
Percentage on investment on total assets	100.00%			100.00%
Percentage of increase (decrease) in currency translation	10.00%
Estimated increase (decrease) in net income	$ 2,325,000	$ 8,830,000
Loss related to the preferred shares	$ 2,950,428
Percentage of change in the fair value of preferred shares	10.00%
Change in the carrying amount	$ 1,704,956
Amount invested to acquire shares	60,576,922			131,982,060					$ 257,425,063
Additional shares (in Shares) | shares		938,831
Digital assets	605,769
TenX [Member]
Financial Instruments [Line Items]
Change in the carrying amount	33,528			$ 27,252
Amount invested to acquire shares								$ 718,339
Number of shares acquired under equity method investment (in Shares) | shares								1,334,000
Number of subscription receipts converted (in Shares) | shares				1,334,000
Shares issued for conversion of subscription rights (in Shares) | shares				1,334,000
Warrants issued for conversion of subscription rights (in Shares) | shares				667,000
Valuation of equity method investment
Percentage of change in fair value of equity investment	10.00%
CH Technical [Member]
Financial Instruments [Line Items]
Change in the carrying amount				$ 36,204
Number of shares acquired under equity method investment (in Shares) | shares										25
Valuation of equity method investment		$ 335,280		272,520
Percentage of change in fair value of equity investment	10.00%
LTC [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 50,544			52,496
Value subscribed to acquire rights to preferred shares														$ 62,500	$ 100,000
Valuation of subscription of rights	$ 505,435			524,963
Percentage of change in fair value of subscription of rights	10.00%
Amina [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 1,144,207			2,428,575
Amount invested to acquire shares												$ 25,286,777	$ 34,498,750
Number of shares acquired under equity method investment (in Shares) | shares												3,906,250	3,906,250
Valuation of equity method investment	$ 11,442,068			24,285,752
Percentage of change in fair value of equity investment	10.00%
ZKP [Member]
Financial Instruments [Line Items]
Change in the carrying amount				100,000
Amount invested to acquire shares				1,000,000							$ 1,000,000
Percentage of change in fair value of equity investment	10.00%
Global Benchmarks [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 19,988			19,988
Amount invested to acquire shares										$ 199,875
Percentage of change in fair value of equity investment	10.00%
Canada Stablecorp Inc. [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 50,000			50,000
Amount invested to acquire shares						$ 499,999
Number of shares acquired under equity method investment (in Shares) | shares						303,030
Percentage of change in fair value of equity investment	10.00%
Continental Stable Coin [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 50,000			50,000
Amount invested to acquire shares							$ 500,000
Percentage of change in fair value of equity investment	10.00%
Bonsol [Member]
Financial Instruments [Line Items]
Change in the carrying amount	$ 200,000			200,000
Amount invested to acquire shares					$ 2,000,000
Percentage of change in fair value of equity investment	10.00%
SUI Digital Assets Loaned at FVTPL [Member] | Loaned Investment in Digital Assets [Member]
Financial Instruments [Line Items]
Investment for acquiring digital assets		$ 41,160,000
Discount for lack of marketability		26.00%
Percentage of change in fair value of digital assets investment	10.00%
Digital assets				1,865,214
Digital Assets Funds at FVTPL [Member] | Equity Investment in Digital Assets [Member]
Financial Instruments [Line Items]
Discount for lack of marketability			13.00%
Percentage of change in fair value of digital assets investment	10.00%
Digital assets	$ 6,057,692			13,198,205
Amount invested to acquire interest in entities			$ 173,814,136
Number of entities for which interest acquired (in Entity) | Entity			2
CH Technical [Member] | CH Technical [Member]
Financial Instruments [Line Items]
Amount invested to acquire shares										$ 3,971,272
Valuation of equity method investment				$ 362,038
Market Risk [Member]
Financial Instruments [Line Items]
Number of major investments on total assets (in Investment) | Investment	1			1
Percentage on investment on total assets	0.03%			0.03%
Price and Concentration Risk [Member]
Financial Instruments [Line Items]
Number of investment exposed to market risk	1			1
Interest Rate Risk [Member]
Financial Instruments [Line Items]
Maximum maturity term of highly liquid investments	1 year
Percentage of change in interest rate	1.00%
Change in net loss due to change in interest rate	$ 603,000